DEPOSITS (Tables)	12 Months Ended
Sep. 30, 2015
DEPOSITS
Summary of deposits

	September 30, 2015		September 30, 2014
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate

Demand deposits:
Non-interest-bearing checking	$203,551,218	—%	$189,641,864	—%
Interest-bearing checking	225,966,738	0.11%	222,156,365	0.10%
Savings accounts	43,938,003	0.12%	43,640,231	0.13%
Money market	228,678,665	0.31%	203,973,873	0.29%

Total demand deposits	702,134,624	0.14%	659,412,333	0.13%

Certificates of deposit:
Traditional	323,593,352	0.88%	273,348,932	0.66%
CDARS	82,106,105	0.50%	44,793,676	0.31%
Brokered	29,970,657	0.59%	44,098,163	0.39%

Total certificates of deposit	435,670,114	0.79%	362,240,771	0.59%

Total deposits	$1,137,804,738	0.39%	$1,021,653,104	0.29%

Schedule of maturities of certificates of deposit

Maturing within:
Three months ending:
December 31, 2015	$79,649,784
March 31, 2016	93,962,983
June 30, 2016	85,894,739
September 30, 2016	57,073,278
Year ending September 30:
2017	83,273,304
2018	31,115,292
2019	3,753,016
2020	947,718

Total	$435,670,114

Summary of interest expense on deposits

	2015	2014	2013

Interest-bearing checking	$316,645	$405,664	$476,217
Savings	64,427	70,125	69,725
Money market	754,453	662,300	516,768
Certificates of deposit	3,032,352	2,376,311	3,902,473

Total	$4,167,877	$3,514,400	$4,965,183